Related Party (Details Narrative) - USD ($)		5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 02, 2020	Sep. 30, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Advance in cash					$ 40,000
Bill payment				$ 149,312
Due to related party				0	$ 189,312
Aggregate purchase price				10,000,000
Korr Acquisition Group Inc. [Member]
Business Acquisition Cost Related Party			$ 320,000	$ 320,000
Chairman [Member]
Upfront payment			$ 500,000
Subordinated Creditors [Member]
Aggregate principal amount to related party		$ 546,444
Aggregate purchase price		$ 495,000
Subordinated Creditor Warrants [Member]
Warrants to purchase aggregate shares		2,359,555
Subordinated Creditor Note [Member]
Aggregate purchase price	$ 100,000
Warrants to purchase aggregate shares	220,000
Aggregate principal amount	$ 110,000
Mr. Deutsch [Member]
Stock Issued For Service			1,500,000	1,500,000
Exercise Price			$ 2.00	$ 2.00